Annual Total Returns- Vanguard Short-Term Inflation-Protected Securities Index Fund (ETF) [BarChart] - ETF - Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.55%)	(1.17%)	(0.15%)	2.71%	0.82%	0.54%	4.83%	4.97%